Loans payable and notes payable (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Schedule of loans payable

	December 31,	December 31,
	2019	2018
	$	$

Current

Acquisition loan with Banco de Credito del Peru (a)	—	6,188
Revolving credit facility with Banco de Credito del Peru (b)	—	15,000
Notes payable to BBVA Banco Continental (c)	—	5,000
Loan with FIFOMI (d)	—	1,530
	—	27,718

Non-current

Acquisition loan with Banco de Credito del Peru (a)	—	28,408
Senior Secured Corporate Credit Facility with Banco de Credito del Peru (e)	99,814	—
Loan with FIFOMI (d)	—	127
	99,814	28,535

Total loans payable	99,814	56,253